Schedule of General and administrative expenses (Details) - General And Administrative Expenses [Member] - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Employee compensation	$ (244)	$ (216)	$ (473)	$ (414)
Raw material, products for resale, materials and third-party services	(112)	(83)	(214)	(161)
Depreciation, depletion and amortization	(32)	(24)	(58)	(47)
Total	$ (388)	$ (323)	$ (745)	$ (622)